CONCENTRATION OF CREDIT RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CONCENTRATION OF CREDIT RISK
CONCENTRATION OF CREDIT RISK

13. CONCENTRATION OF CREDIT RISK

The maximum exposure to credit risk of the Company at June 30, 2013 is the carrying value of its cash and cash equivalents, marketable securities, restricted cash equivalents and marketable securities, interest receivable, other receivables and security deposits. The Company has an investment policy that monitors the safety and preservation of investments made, which requires them to be highly rated and which limits the amount invested in any one issuer. The investments are reviewed regularly by the Audit Committee.

The Company also manages credit risk by maintaining bank accounts with reputable banks and financial institutions and investing only in investments from banking, governmental or highly rated companies with securities that are traded on active markets and are capable of immediate liquidation, subject to some minor market price variations upon sale.

Cash and cash equivalents and restricted cash were comprised of bankers' acceptances, treasury bills, promissory notes, commercial papers, and term deposits at June 30, 2013 and at December 31, 2012. Cash and cash equivalents and restricted cash as of June 30, 2013 and December 31, 2012 were held in two Canadian chartered banks and one United States bank and follows (in thousands):

	JUNE 30, 2013	DECEMBER 31, 2012
Cash and cash equivalents	$9,740	$18,403
Restricted cash	363	374

	$10,103	$18,777

Management has determined that other receivables are collectible and has not recorded a provision against these amounts.

The Company continues to have ongoing license and collaboration agreements with three partners. As per the term of these agreements there was no revenue or expenses with these partners for the period ended June 30, 2013 and 2012.

20. CONCENTRATION OF CREDIT RISK

The maximum exposure to credit risk of the Company at December 31, 2012 is the carrying value of its cash and cash equivalents, marketable securities, restricted cash equivalents and marketable securities, interest receivable, other receivables and security deposits. The Company has an investment policy that monitors the safety and preservation of investments made, which requires them to be highly rated and which limits the amount invested in any one issuer. The investments are reviewed quarterly by the Audit Committee.

The Company also manages credit risk by maintaining bank accounts with reputable banks and financial institutions and investing only in investments from banking, governmental or highly rated companies with securities that are traded on active markets and are capable of immediate liquidation, subject to some minor market price variations upon sale.

Cash and cash equivalents and restricted cash are comprised of bankers' acceptances, treasury bills, commercial papers, promissory notes and term deposits at December 31, 2012 (bankers' acceptances, treasury bills, commercial papers and promissory notes at December 31, 2011). Cash and cash equivalents and restricted cash as of December 31, 2012 and 2011are held in two Canadian chartered banks and are as follows (in thousands):

	DECEMBER 31,
	2012	2011
Cash and cash equivalents	$18,403	$9,882
Restricted cash equivalents and marketable securities	374	644

	$18,777	$10,526

Management has determined that other receivables are collectible and has not recorded a provision against these amounts.

The Company continues to have ongoing license and collaboration agreements with three partners. As per the term of these agreements there was no revenue or expenses with these partners in 2012. In 2011 two corporate partners accounted for 78% and 11%, of revenue and expenses, respectively.